STOCKHOLDERS' EQUITY (Details Narrative)												3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 21, 2020 USD ($) shares	Jun. 18, 2020 USD ($) shares	May 29, 2020 USD ($) shares	May 19, 2020 USD ($) shares	May 19, 2020 USD ($) shares	Feb. 28, 2020 USD ($) shares	Feb. 18, 2020 USD ($) shares	Feb. 10, 2020 USD ($) shares	Jan. 31, 2020 USD ($) shares	Mar. 19, 2019 USD ($)	Dec. 27, 2018 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 CNY (¥)
Percentage of voting interests acquired												95.14%		95.14%
Percentage of recieve net income or net loss														100.00%
Number of shares issued (in shares) | shares																15,000,000	15,000,000
Value of shares issued for services												$ 67,028
Loss on extinguishment of debt												$ 351,819		$ 202,588		$ (45,958)
Common Stock [Member]
Number of shares issued (in shares) | shares												1,500,000
Value of shares issued for services												$ 150
Share Purchase Agreement [Member] | Fangguan Electronics Two Share Holders [Member]
Percentage of voting interests acquired											95.14%
Number of shares issue | shares											15,000,000
Percentage of recieve net income or net loss											100.00%
Increase capital																5,800,000
Cash contribution											$ 1,400,000
Share Purchase Agreement [Member] | Fangguan Electronics Two Share Holders [Member] | RMB
Increase capital | ¥																	¥ 39,711,500
Cash contribution											$ 9,700,000
Subscription Agreements [Member] | Nine Individual Subscribers [Member] | Private Placement [Member] | Common Stock [Member]
Number of shares issued (in shares) | shares														28,869,999
Value of shares issued for services														$ 433,000
Share price | $ / shares												$ 0.015		$ 0.015
Maxim Group LLC [Member]
Number of shares issued (in shares) | shares								150,000
Value of shares issued for services								$ 262,500
Maxim Group LLC [Member] | Settlement Agreement [Member]
Dated					May 19, 2020
Number of shares cancelled | shares					75,000
Value of shares cancelled					$ 131,250
Principal amount																131,250
Non-Controlling Shareholder [Member] | Share Purchase Agreement [Member] | Fangguan Electronics Two Share Holders [Member]
Returned capital										$ 58,155
Jialin Liang And Xuemei Jiang [Member] | Share Purchase Agreement [Member] | Fangguan Electronics Two Share Holders [Member]
Increase capital																5,800,000
Jialin Liang And Xuemei Jiang [Member] | Share Purchase Agreement [Member] | Fangguan Electronics Two Share Holders [Member] | RMB
Increase capital | ¥																	39,711,500
Jialin Liang [Member] | Share Purchase Agreement [Member] | Fangguan Electronics Two Share Holders [Member]
Increase capital																4,700,000
Amount of conversion of debt to equity																4,400,000
Cash contribution																300,000
Jialin Liang [Member] | Share Purchase Agreement [Member] | Fangguan Electronics Two Share Holders [Member] | RMB
Increase capital | ¥																	32,211,500
Amount of conversion of debt to equity | ¥																	¥ 30,000,000
Cash contribution | ¥																			¥ 2,211,500
Xuemei Jiang [Member] | Share Purchase Agreement [Member] | Fangguan Electronics Two Share Holders [Member]
Cash contribution																1,100,000
Xuemei Jiang [Member] | Share Purchase Agreement [Member] | Fangguan Electronics Two Share Holders [Member] | RMB
Cash contribution | ¥																			¥ 7,500,000
Convertible Debt [Member]
Number of shares issued for conversion of convertible debt | shares														9,470,630
Value of shares issued for conversion of convertible debt														$ 273,200
Loss on extinguishment of debt														256,639
Convertible Debt [Member] | Crown Bridge Partners, LLC [Member]
Dated		Nov. 12, 2019
Number of shares issued for conversion of convertible debt | shares		20,000
Value of shares issued for conversion of convertible debt		$ 3,616
Loss on extinguishment of debt		15,473
Principal balance amount		$ 51,384
Convertible Debt [Member] | Power Up Lending Group Ltd [Member]
Dated			Jul. 25, 2019	Jul. 25, 2019		Jul. 25, 2019	Jul. 25, 2019		Jul. 25, 2019
Number of shares issued for conversion of convertible debt | shares			19,724	16,484		15,448	11,834		12,775
Value of shares issued for conversion of convertible debt			$ 15,000	$ 15,000		$ 12,000	$ 10,000		$ 12,000
Loss on extinguishment of debt			$ 2,840	$ 7,868		$ 4,360	$ 2,901		$ 7,813
Principal balance amount																$ 39,000
Convertible Debt [Member] | Firstfire Global Opportunities Fund LLC [Member]
Dated	Sep. 11, 2019
Number of shares issued for conversion of convertible debt | shares	1,500,000
Exercise of warrants														$ 67,028
Promissory Note [Member] | Labrys Fund, L.P [Member]
Principal amount	$ 300,000
Debt maturity date	Dec. 21, 2021
Interest rate	5.00%
Number of shares reserve for issuance | shares	7,052,239
Promissory Note [Member] | Labrys Fund, L.P [Member] | Common Stock (First Commitment Shares) [Member]
Number of shares issued (in shares) | shares														447,762
Debt discount amount												$ 68,060		$ 68,060
Promissory Note [Member] | Labrys Fund, L.P [Member] | Common Stock (Second Commitment Shares) [Member]
Number of shares issued (in shares) | shares														1,119,402